Bank Loan (Details)		12 Months Ended
	Feb. 14, 2020 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loan [Line Items]
Loan agreement					$ 3,533,319	$ 5,000,000
Fixed interest rate					3.00%	3.00%
Balance		$ 2,330,334	$ 3,352,464
Weighted average effective interest rate	1.87%
Interest expense		$ 101,877	$ 114,204	$ 52,045
Effective interest rate		2.80%	2.60%
Revolving Credit Facility I [Member]
Bank Loan [Line Items]
Premium of insurance policy	$ 916,923